Events after the reporting period (Details)		1 Months Ended			2 Months Ended
	May 01, 2025 miner	May 14, 2025 USD ($) shares	Apr. 30, 2025 USD ($) miner	Jan. 31, 2025 USD ($) miner	Mar. 31, 2025 USD ($) shares	Feb. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale					$ 1,310,000	$ 1,310,000		$ 0
At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares					10,022,708
Shares issued under the ATM Facility					$ 110,935,000
Subsequent events | At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares		17,407,940
Shares issued under the ATM Facility		$ 107,575,981
Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner				6,300
Assets held for sale				$ 1,502,000			$ 13,278,000
Mining Assets, S19jPro | Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner	0		6,040
Assets held for sale			$ 1,367,000